Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 120,356,472	¥ 113,471,623
Loans Held for Sale	967,082	514,109
Past Due 90 Days and Accruing	18,152	6,620
Unearned income, unamortized premiums—net and deferred loan fees—net	401,012	322,230
Total	119,955,460	113,149,393
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	265,966	210,279
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	240,633	207,798
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	506,599	418,077
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	118,882,791	112,539,437
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,874,855	13,301,505
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,342	3,360
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	32,514	32,078
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	11,496	13,598
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,010	45,676
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,830,845	13,255,829
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	472,842	464,266
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	14,992	10,250
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	26,587	26,818
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	41,579	37,068
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	431,263	427,198
MUAH
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	176,691	2,812,969
Loans Held for Sale		70,841
Past Due 90 Days and Accruing		0
MUAH | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans		625
MUAH | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans		0
MUAH | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans		625
MUAH | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans		2,741,503
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	7,782,635	6,822,765
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	188,802	115,636
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	136,627	126,494
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	325,429	242,130
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	7,457,206	6,580,635
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,410,410	1,045,121
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	14,241	21,729
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	20,235	21,152
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	34,476	42,881
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,375,934	1,002,240
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	55,626,058	54,044,718
Loans Held for Sale	87,659	69,257
Past Due 90 Days and Accruing	2,652	3,260
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	6,599	12,556
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,485	9,138
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	19,084	21,694
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	55,519,315	53,953,767
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Total	50,981,148	45,338,581
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	42,189,672	34,980,279
Loans Held for Sale	879,423	374,011
Past Due 90 Days and Accruing	12,158	0
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,818	17,405
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	33,203	10,598
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	42,021	28,003
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 41,268,228	¥ 34,578,265